UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-2421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

The Tax-Exempt Bond Fund of America®
Investment portfolio
November 30, 2005
unaudited

	Principal amount	Market value
Bonds & notes — 92.79%	(000)	(000)

ALABAMA — 0.59%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$2,085
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,093
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International
Paper Co. Projects), Series 2003-A, 5.00% 2013	1,000	1,044
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds
(International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	1,973
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,771
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,205
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac.
Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031	6,250	3,438
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
Series 2000-A, MBIA insured, 5.50% 2009	1,150	1,222
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	3,032
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,732
		25,595

ALASKA — 1.06%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,233
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,166
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,953
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	5,070	5,154
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008	10,935	9,959
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012	3,385	3,525
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022	1,700	1,765
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	12,850	12,984
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,013
		45,752

ARIZONA — 0.81%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009	2,045	2,114
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare
West Project), Series 1998-A, 5.25% 2006	2,850	2,879
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic
Healthcare West Project), Series 1998-A, 5.00% 2016	1,000	1,022
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002, 3.00% 2005	5,000	5,000
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011	3,000	3,183
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
Series 2004, AMBAC insured, 5.00% 2007	2,420	2,483
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
Series 2004, AMBAC insured, 5.00% 2014	5,000	5,404
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref.
Bonds, Series 2004-A, 5.00% 2016	5,975	6,378
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012	4,025	4,343
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,163
		34,969

CALIFORNIA — 6.37%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015	1,375	1,448
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing
Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,039
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of
Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	480	493
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of
Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,511
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of
Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,700
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of
Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,439
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California
Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
Series 2002, 6.00% 2022	1,750	1,888
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California
Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
Series 2002, 6.125% 2032	1,000	1,071
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,512
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2025	1,115	1,103
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,112
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillion Otay
Ranch Village Seven), Series 2005, 5.10% 2023	2,025	2,001
Community Facs. Dist. No. 2002-1 of the City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	3,182
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009	500	520
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011	1,000	1,051
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	3,000	3,115
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,149
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,720	1,723
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,634
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,435	1,521
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,017
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027	3,000	3,124
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2010	500	500
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2011	515	512
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	972
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	516
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	540
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	634
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	661
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax
Bonds, Series 1999, 6.125% 2016	975	1,026
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	2,000	2,174
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,106
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,110
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,049
G.O. Bonds 6.00% 2019	5,000	5,825
G.O. Ref. Bonds 5.00% 2015	15,000	16,100
Various Purpose G.O. Bonds 5.25% 2018	8,000	8,553
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed
Bonds, Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,431
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	12,560	13,643
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	5,100	5,224
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	2,000	2,109
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,594
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007	30	30
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009	25	25
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,768
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	3,085
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	1,305	1,303
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special
Tax Bonds, Series 2005-A, 5.10% 2029	1,520	1,513
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,362
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,049
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	2,000	1,987
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing
Project), Series 2003-A, 6.125% 2033	2,000	2,143
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	7,215
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2015	2,150	2,358
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	10,500	11,557
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
Series 2005-A, Citibank, NA letter of credit, 4.00% 2006	2,500	2,521
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont
Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,819
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont
Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,570
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont
Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,564
Community Facs. Dist. No. 2004-6 of Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,374
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	2,034
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	992
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	930	931
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at
Delano II), Series 2003-C, 5.50% 2018	7,820	8,464
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office
Complex), Series 2005-A, 5.00% 2016	3,350	3,535
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	2,000	2,148
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Madera County, Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,832
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,533
Regents of the University of California, Rev. Bonds (Various University of California Projects), Series 1993-A, 5.50% 2021	2,000	2,002
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2020	460	461
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2021	620	620
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2022	635	632
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,540
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist.,
Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,255
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011	2,955	3,183
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025	2,645	2,875
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.30% 2007	2,665	2,721
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,245	3,414
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,645
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	517
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds (Equity
Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,562
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional
Communications System Ref.), AMBAC insured, 5.00% 2016	3,000	3,217
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	995	1,031
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	1,500	1,527
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)	5,000	5,044
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev.
Project), Series 2005-B, AMBAC insured, 5.00% 2014	10,600	11,461
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	3,156
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,195	1,284
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev.
Project Area No. 1), Series 2003-B, 5.125% 2009	2,000	2,024
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,140
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,562
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	1,200	1,185
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,849
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek),
Special Tax Bonds, Series 2003, 5.90% 2034	1,625	1,692
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,332
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,063
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,392
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	5,550	6,238
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,308
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,217
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2011	4,000	4,335
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033	1,000	1,041
		275,984

COLORADO — 2.49%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,027
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,681
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016	6,925	7,344
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017	5,000	5,285
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,400	3,613
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,017
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.40% 2017	2,000	2,027
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	3,175	3,208
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society
Project), Series 2005, 5.00% 2016	1,000	1,043
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society
Project), Series 2005, 5.25% 2023	1,725	1,796
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society
Project), Series 2005, 5.00% 2035	3,000	3,005
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,376
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	1,500	1,604
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014	3,000	3,204
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015	4,250	4,520
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009	1,000	1,040
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025	4,160	4,249
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,557
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	10,651
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	5,250	5,880
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	3,670	3,904
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,239
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	115	116
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	70	71
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	85	86
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	710	719
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	775	783
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,137
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	3,689
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O.
Bonds, Series 2001, 7.25% 2031	3,775	3,988
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range
Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	5,385	5,657
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031	7,310	7,739
		108,255

CONNECTICUT — 0.55%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,354
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,054
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[1]	2,025	2,101
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[1]	2,470	2,598
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
Bonds, Series 2001, 5.375% 2011	1,000	1,049
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
Bonds, Series 2001, 6.00% 2016	1,000	1,074
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
Bonds, Series 2001, 6.25% 2021	4,500	4,852
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
Bonds, Series 2001, 6.25% 2031	1,500	1,607
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
Bonds, Series 2003, 5.125% 2023	3,000	3,003
		23,692

DISTRICT OF COLUMBIA — 0.31%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,077
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,599
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,077
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,651
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,639
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)	5,000	5,209
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,088
		13,340

FLORIDA — 5.72%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
Assessment Rev. Bonds, Series 1996, 7.60% 2018	755	784
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
Assessment Rev. Bonds, Series 1998, 5.75% 2006	85	85
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,757
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,675
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
(Industrial Project), Series 2002-B, 7.00% 2014	745	815
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
(Industrial Project), Series 2002-B, 7.25% 2033	735	793
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc.
Project), Series 2001-A, 5.50% 2008	2,000	2,106
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital
Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,812
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	845	850
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	1,525	1,529
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment
Ref. Bonds, Series 2000-C, 7.10% 2030	8,145	8,762
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,081
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,322
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	230	231
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	2,940	3,178
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project), Series 2003, 5.50% 2008	1,075	1,081
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort
Myers Project), Series 2003-B, 5.50% 2010	2,865	2,878
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
Assessment Bonds, Series 2002, 6.125% 2007	500	500
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
Assessment Bonds, Series 2004-B, 5.00% 2009	3,645	3,658
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,034
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	300	304
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	280	280
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	870	882
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,460	3,756
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital
Improvement Rev. Bonds, Series 2005, 5.60% 2036	3,455	3,464
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev.
Bonds, Series 2002-B, 5.40% 2008	1,110	1,116
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	150	152
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1998, 5.40% 2006	100	101
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1999, 6.25% 2007	115	116
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2002-B, 5.00% 2010	1,055	1,111
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2002-B, 5.00% 2011	1,205	1,274
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2002-B, 5.00% 2012	2,000	2,119
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2002-B, 5.25% 2023	8,000	8,285
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2005-A, 5.00% 2015	1,000	1,055
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	1,000	1,057
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,325	1,398
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017	1,200	1,254
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020	1,140	1,178
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
Project), Series 2003-A, 5.00% 2012	1,000	1,053
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
Project), Series 2003-A, 5.25% 2015	3,500	3,705
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
Project), Series 2003-A, 5.00% 2018	2,500	2,575
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	2,000	2,007
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,243
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007	2,000	2,056
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement
Rev. Bonds, Series 2001-A, 7.40% 2032	825	903
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement
Rev. Bonds, Series 2001-B, 6.40% 2011	1,130	1,145
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement
Rev. Bonds, Series 2003-A, 6.50% 2032	1,975	2,123
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement
Rev. Bonds, Series 2003-B, 5.40% 2008	1,895	1,905
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	3,000	3,001
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev.
Bonds, Series 2000-B, 7.00% 2010	460	463
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
Florida, Inc. Project), Series 1997-A, 5.80% 2006	1,005	1,020
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
Florida, Inc. Project), Series 1997-A, 6.25% 2017	5,550	5,694
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2006	1,150	1,162
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010	1,500	1,568
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012	1,360	1,425
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,840	1,920
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	500	520
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	1,900	1,974
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	1,550	1,580
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	7,750	7,818
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,880	4,236
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007	105	107
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,515	3,780
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,975	2,100
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	225	226
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,265	1,269
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,600	1,663
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,000	1,040
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	1,500	1,467
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	1,200	1,206
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital
Project), Series 2001-A, AMBAC insured, 5.625% 2016	5,495	6,026
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	413
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	125
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev.
Bonds (Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,303
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
(Infrastructure Project), Series 2004-B, 6.50% 2037	1,000	1,077
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010	1,500	1,499
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit
of Dev. No. 9A), Series 1996-A, 6.80% 2006 (escrowed to maturity)	215	220
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit
of Dev. No. 9A), Series 1996-A, 7.30% 2027 (preref. 2006)	1,500	1,568
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit
of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	695	738
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit
of Dev. No. 9B), Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,170
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
(Unit of Dev. No. 9B), Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,190
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	855	859
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	1,009
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,705
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014	4,135	4,563
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	2,750	2,831
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,752
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	3,145	3,155
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,650	3,644
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,475	1,552
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	8,000	8,455
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2000-A, 6.95% 2031	2,630	2,801
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial
Hospital Project), Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,088
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016	5,000	5,469
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	2,520	2,616
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	2,000	2,037
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,940	2,126
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev.
Bonds, Series 2003-B, 6.375% 2013 (put 2006)	3,715	3,743
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
Assessment Rev. Bonds, Series 2000-A, 7.00% 2032	1,770	1,894
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	225	226
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.25% 2013	800	844
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023	1,000	1,083
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033	1,000	1,066
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,000	1,026
Tuscany Reserve Community Dev. Dist, Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	2,000	2,024
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032	945	1,029
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,890	4,208
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	2,250	2,397
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,055
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	1,415	1,443
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008	380	382
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2002-B, 5.80% 2008	170	171
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005,
RADIAN insured, 5.00% 2013	1,510	1,597
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	480	516
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	235	237
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	7,000	7,057
		247,776

GEORGIA — 2.07%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009	1,000	1,090
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	27,657
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	3,000	3,237
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	10,000	10,822
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	9,580
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,455
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)	5,985	6,102
G.O. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	8,000	8,664
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing
System Project), Series 2004, 5.00% 2014	2,000	2,067
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing
System Project), Series 2004, 5.00% 2015	1,000	1,031
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing
System Project), Series 2004, 5.625% 2030	5,000	5,251
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,215	1,343
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	5,700	6,312
		89,611

HAWAII — 0.24%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)	3,000	3,131
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,473
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	682
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,180
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015	1,875	2,044
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016	1,000	1,086
		10,596

ILLINOIS — 8.98%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015	2,500	2,703
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,614
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	7,470	8,093
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,250
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,651
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,517
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section
5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,135
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,211
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	5,815	6,201
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A, MBIA insured, 5.00% 2031	10,430	10,694
City of Chicago, O’Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air
Lines, Inc. Project), Series 1999-A, 5.35% 2016[2]	3,685	461
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,177
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,163
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	4,806
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,090
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014	2,000	1,354
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007	7,000	6,521
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008	7,000	6,271
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,384
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
Series of March 1993, 5.30% 2005	5,325	5,325
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
Series of March 1993, 5.50% 2010	2,275	2,479
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,849
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,774
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,590
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Bonds, Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,915
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Bonds, Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,391
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital
Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008	4,730	4,236
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,120	5,482
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,815
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,140
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural
History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,055
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural
History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,034
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University),
Series 1997, 5.05% 2032 (put 2010)	4,675	4,959
Educational Facs. Auth., Adjustable Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,004
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,438
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,104
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-1, 3.45% 2036 (put 2008)	3,400	3,396
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-2, 4.00% 2036 (put 2008)	3,235	3,275
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,071
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,637
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,173
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,574
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002, 6.625% 2017	3,860	4,263
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002, 6.00% 2022	1,250	1,330
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002, 6.25% 2030	7,000	7,461
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002, 6.25% 2034	4,500	4,605
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	2,000	1,978
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,451
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,856
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,341
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,009
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,165	1,228
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,052
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,784
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,092
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027	2,000	2,022
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006	770	786
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023 (preref. 2006)	3,000	3,138
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	1,070	1,095
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,745	1,813
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,621
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011	2,295	2,433
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,059
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,235
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	11,146
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007	700	716
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007 (escrowed to maturity)	920	945
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008	810	837
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008 (escrowed to maturity)	1,060	1,103
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	861
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)	1,090	1,130
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,348
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)	1,690	1,758
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,185
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)	330	345
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,150
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,941
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008	220	230
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)	780	822
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	1,765	1,838
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	6,235	6,603
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,054
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,212
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)	385	407
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008	1,230	1,267
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,381
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	593
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,501
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,640	1,711
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,404
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010	2,440	2,557
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,277
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,513
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,182
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,992
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,834
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,628
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,050
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,760
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017	1,500	1,614
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,828
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	4,675	4,899
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 1998-A, MBIA insured, 5.25% 2008	4,000	4,157
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 1998-A, MBIA insured, 5.375% 2013	1,785	1,875
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran
Hillside Village Project), Series 2001-A, 7.375% 2031	1,500	1,611
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	4,500	4,976
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,872
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	5,000	5,292
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,701
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009	1,090	1,095
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,435	1,442
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,000	1,041
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010	920	922
Fin. Auth., Tax Demand Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	995
Fin. Auth., Tax Demand Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	15,000	15,002
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	3,900	3,878
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,160
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,029
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)	3,530	3,844
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015	2,775	3,008
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation
School Bonds, Series 2002, FSA insured, 0% 2017	2,000	1,168
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,619
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,612
Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015	5,000	5,384
		388,969

INDIANA — 2.56%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010	1,255	1,323
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,152
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,653
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998, MBIA insured, 5.25% 2008	1,895	1,981
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,224
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,584
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016 (preref. 2007)	10,250	10,712
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.25% 2008 (preref. 2007)	1,700	1,764
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.50% 2016 (preref. 2007)	4,000	4,159
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,136
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,771
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,427
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,424
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
Series 1998, MBIA insured, 5.375% 2010	7,095	7,451
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc.
Project), Series 1997-A, MBIA insured, 5.00% 2008	1,000	1,041
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,380
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,735
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,806
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,209
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,066
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev.
Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,671
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,361
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,801
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)	5,650	6,238
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,552
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,187
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,185
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	4,000	4,399
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	2,250	2,474
		110,866

IOWA — 0.72%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003, AMBAC insured, 5.00% 2013	1,000	1,066
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,518
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,476
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,765
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007	1,520	1,577
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011	1,500	1,549
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012	3,170	3,273
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	611
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,515
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016	850	870
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	2,000	2,026
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,633
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,810
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,633
		31,322

KANSAS — 0.16%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,074
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special
Obligation Rev. Ref. Bonds (Redev. Project Area B), 1st Lien Series 2005-B, 3.75% 2012	6,000	6,015
		7,089

KENTUCKY — 0.45%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,654
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006	5,000	5,054
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	630	640
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009	3,305	3,342
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010	490	496
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011	2,190	2,204
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	2,000	1,981
		19,371

LOUISIANA — 2.16%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	$9,000	$9,591
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	2,775	2,760
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,010
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,948
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical
Center), Series 1998-A, FSA insured, 5.25% 2011	2,070	2,175
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical
Center), Series 1998-A, FSA insured, 5.25% 2012	1,930	2,020
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical
Center), Series 1998-A, FSA insured, 5.25% 2011	2,000	2,111
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	12,660
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,500	8,786
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health
System Project), Series 1998-A, FSA insured, 5.75% 2014	3,495	3,887
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health
System Project), Series 1998-A, FSA insured, 5.75% 2015	3,825	4,266
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health
System Project), Series 1998-A, FSA insured, 5.75% 2018	4,000	4,524
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015	3,000	3,214
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,499
		93,451

MAINE — 0.14%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	3,000	3,321
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,854
		6,175

MARYLAND — 0.89%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,440	1,444
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,200	2,652
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	5,750	6,544
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,174
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,110
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,171
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	2,172	2,273
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,417
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital
Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,675	1,736
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital
Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,271
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,053
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,212
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,366
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Senior Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,056
		38,479

MASSACHUSETTS — 2.72%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007	4,885	5,099
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
Series 1994-A, 7.00% 2007 (escrowed to maturity)	115	120
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,189
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012	10,005	10,182
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,386
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,885
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012	2,000	2,212
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)	5,000	5,429
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022	5,000	5,551
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015	10,000	10,764
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016	7,000	7,860
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017	5,000	5,633
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018	5,000	5,653
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,674
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2016	5,945	6,335
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2022	2,000	2,299
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,470
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,151
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,467
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	1,000	1,004
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	2,080	2,082
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,148
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,059
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.25% 2015	5,000	5,370
Special Obligation Ref. Notes (Federal Highway Grant Anticipation Note Program), Series 2003-A, FSA insured, 5.00% 2014	6,850	7,358
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,937
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,611
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,112
		118,040

MICHIGAN — 2.15%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	9,000	9,504
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,055
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
Series 1996-C, 6.20% 2017 (preref. 2006)	2,900	3,008
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement
Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,180
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	1,000	960
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	975
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,478
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	1,265	1,261
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	2,027
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011	2,985	3,195
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012	1,075	1,150
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014	2,440	2,622
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015	5,000	5,336
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016	2,500	2,665
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
Series 1993-B, AMBAC insured, 5.00% 2006	1,000	1,011
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008	1,215	1,235
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	2,400	2,437
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006	160	160
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,063
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,376
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,049
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	2,000	2,034
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)	3,000	3,100
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,749
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,117
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,097
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,207
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service
Learning Academy Project), Series 2001, 7.75% 2031	4,150	4,504
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,222
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,200
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,111
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005	5,975	5,975
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,267
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	4,000	4,364
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control
Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,608
		93,302

MINNESOTA — 0.09%
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,726
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	984
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	1,180	1,198
		3,908

MISSISSIPPI — 0.63%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	7,770
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,169
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014	4,000	4,347
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,263
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	8,848
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027	1,000	1,050
		27,447

MISSOURI — 0.16%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,058
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,968
		7,026

NEBRASKA — 0.16%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017	400	385
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018	415	400
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019	435	418
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020	450	429
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025	250	234
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030	275	260
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	72	54
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	871	13
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of
Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2015	1,000	1,033
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of
Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2020	3,575	3,593
		6,819

NEVADA — 2.58%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	$10,000	$10,238
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016	3,000	3,250
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
Improvement Bonds, Series 1999, 7.00% 2009	2,350	2,444
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
Improvement Bonds, Series 1999, 7.50% 2019	15,300	16,498
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement
Bonds, Series 2001-A, 6.30% 2021	1,000	1,033
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement
Bonds, Series 2001-B, 6.75% 2021	1,660	1,716
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement
Bonds, Series 2003, 5.60% 2013	1,740	1,796
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement
Bonds, Series 2003, 5.75% 2014	2,320	2,395
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement
Bonds, Series 2003, 6.375% 2023	5,375	5,554
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020	1,480	1,681
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026	7,000	7,158
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	1,595	1,646
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	3,635	3,756
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.80% 2023	5,855	6,051
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,820	1,812
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	375	374
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	1,400	1,397
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009	1,445	1,496
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	3,865	3,996
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,900	3,006
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	205	206
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015	2,855	3,081
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,024
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,650	1,711
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,510	2,602
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,250	2,338
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement
Bonds, Series 2001, 6.00% 2010	990	1,028
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement
Bonds, Series 2001, 6.375% 2014	2,055	2,138
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement
Bonds, Series 2001, 6.75% 2021	4,445	4,631
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,022
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.125% 2017	4,955	5,148
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds, Series 2002, 6.40% 2022	990	1,031
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016	3,105	3,367
		111,624

NEW HAMPSHIRE — 0.02%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,057

NEW JERSEY — 4.67%
Certs. of Part., Series 2004-A, 5.00% 2009	$8,070	$8,417
Certs. of Part., Series 2004-A, 5.00% 2010	11,395	11,978
Certs. of Part., Series 2004-A, 5.00% 2012	5,000	5,305
Certs. of Part., Series 2004-A, 5.00% 2013	9,625	10,226
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017	5,000	5,257
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2012	7,000	7,448
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2013	5,000	5,329
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,165
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	11,118
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	10,445
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill
Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,167
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill
Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,616
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead
Project), Series 1996-A, 8.50% 2016 (preref. 2006)	4,000	4,267
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead
Project), Series 1996-A, 8.625% 2025 (preref. 2006)	3,500	3,738
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,322
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	3,011
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	9,000	9,736
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	2,000	2,002
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	6,000	6,757
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,016
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,117
Educational Facs. Auth., Princeton University Rev. Bonds, Series 2005-B, 4.125% 2027	4,730	4,364
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)	1,585	1,744
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016	4,740	5,067
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2015	2,150	2,332
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	780	773
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	3,400	3,698
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	11,000	11,976
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	10,000	10,682
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,202
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,250
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,888
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015	12,400	13,602
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,196
		202,211

NEW MEXICO — 0.43%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2014	4,785	5,115
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2015	5,025	5,369
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission
Association, Inc. Project), Series 2005, AMBAC insured, 5.00% 2017	1,000	1,060
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	550	546
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 4.00% 2015	1,335	1,304
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,235
		18,629

NEW YORK — 10.19%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017	1,700	1,752
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017	1,955	2,073
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
Series 1998-2, AMBAC insured, 5.50% 2008	2,000	2,096
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013	2,355	2,396
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	8,000	8,684
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007	1,745	1,818
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	2,485	2,590
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (preref. 2007)	15	16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008	1,295	1,352
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,339
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,470	1,548
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,505	1,585
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,842
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,866
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,468
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,581
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007	2,000	2,044
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center), Series
1998-E, MBIA insured, 5.20% 2014	8,520	8,945
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,616
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev.
Bonds, Series 2000-A, FHA insured, 5.75% 2021	5,000	5,268
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011	5,000	5,354
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,741
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,299
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	940	1,061
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	642
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007	3,000	3,108
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs.
Issue), Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,126
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs.
Issue), Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,186
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,481
Envrionmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution
Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,685
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,191
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,849
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	3,000	3,065
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,050
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,824
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	8,615	9,332
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,623
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,881
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014	2,400	2,626
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021	1,000	1,077
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,420
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,087
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,068
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006	945	951
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed to maturity)	2,055	2,069
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	6,260	6,713
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,510	3,724
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,810	8,455
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	6,720	7,051
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012	1,500	1,658
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,482
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010	3,000	3,180
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,665
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,138
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	2,500	2,646
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,637
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,117
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	5,000	5,263
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,148
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,608
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,100
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	26,000	27,213
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	8,971
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)	1,440	1,495
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	4,935
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018	1,125	1,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	440	461
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	435	456
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,165
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026	29,300	31,846
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	17,600	18,754
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,364
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	5,000	5,521
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	7,000	7,730
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,238
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020	3,000	3,432
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FGIC insured, 5.00% 2017	10,000	10,751
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, FSA insured, 5.00% 2015	10,000	10,825
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,151
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012	1,000	1,102
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,726
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,308
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,437
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State
Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	13,000	13,693
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State
Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	10,000	10,762
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009	1,375	1,427
		441,242

NORTH CAROLINA — 2.29%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,350
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,302
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,477
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
Series 1999, AMBAC insured, 4.60% 2010	1,000	1,048
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2006	3,120	3,127
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	5,425	5,634
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	10,720	11,434
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,139
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,226
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,305
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,700
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,639
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,111
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	5,037
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,850
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,075
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,708
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,141
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,660
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,061
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,992
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,000	2,176
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	3,013
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008	3,935	4,140
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,150
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,216
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014	5,000	5,336
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013	1,000	1,064
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2014	3,455	3,683
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center
Project), Series 1999, MBIA insured, 5.25% 2011	1,995	2,127
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,635
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019	3,265	3,243
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,040
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,240
		99,079

OHIO — 1.38%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,055
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,818
General Receipts Bonds, Series 2005-A, 4.25% 2020	1,000	987
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008	6,380	6,532
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,027
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,083
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	2,300	2,416
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	546
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	616
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	654
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	677
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.60% 2007	2,175	2,206
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,005
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,082
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,851
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,151
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,130
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	8,932
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network
Obligated Group), Series 1999, 6.75% 2022	1,000	1,095
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System
Obligated Group), Series 2000-B, 6.375% 2022	1,250	1,359
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System
Obligated Group), Series 2000-B, 6.375% 2030	2,000	2,163
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,178
		59,563

OKLAHOMA — 0.19%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009	2,500	2,557
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and
INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009	2,500	2,703
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017	3,000	3,039
		8,299

OREGON — 0.04%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	1,830	1,891

PENNSYLVANIA — 2.36%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,261
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East
Issue), Series 1998-A, AMBAC insured, 5.50% 2008	1,000	1,055
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East
Issue), Series 1998-A, AMBAC insured, 5.00% 2010	2,705	2,853
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,600
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,419
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,095
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023	1,750	1,816
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson
Health System), Series 1997-B, 5.375% 2027	4,150	4,273
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
(Jefferson Health System), Series 1997-A, 5.50% 2006	2,285	2,307
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
(Jefferson Health System), Series 1997-A, 5.50% 2008	2,000	2,087
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
(Jefferson Health System), Series 1997-A, 5.00% 2009	1,000	1,039
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
(Jefferson Health System), Series 1997-A, 5.00% 2010	1,000	1,038
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
(Jefferson Health System), Series 1999-A, 5.00% 2018	1,475	1,516
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International
Paper Co. Projects), Series 2002-A, 4.90% 2009	2,200	2,260
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2,
FSA insured, 5.00% 2033 (put 2013)	10,500	11,208
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,099
Higher Educational Facs. Auth., The Trustees of the University of Pennsylvania Rev. Bonds, Series 2005-C, 4.50% 2030	4,500	4,346
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
University Hospital), Series 1993-A, 6.50% 2008	6,740	7,074
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
University Hospital), Series 1997, 5.70% 2009	1,000	1,029
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
Series 1998, ACA-CBI insured, 5.70% 2009	1,225	1,267
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,500	2,605
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012	2,000	2,079
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017	2,000	2,075
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,716
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022	2,890	2,978
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	2,815	2,883
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare
Obligated Group), Rev. Bonds, Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,807
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,537
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,856
		102,178

PUERTO RICO — 0.57%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	985	1,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,099
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	10,000	10,794
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,080
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,836
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,053
		24,905

RHODE ISLAND — 0.34%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,424
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,196
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012	4,850	5,430
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group
Issue), Series 2002, 6.375% 2021	1,500	1,651
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,313
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2016	1,750	1,836
		14,850

SOUTH CAROLINA — 1.00%
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,962
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 1999-A, 5.125% 2012	3,000	3,110
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health
Alliance), Series 2003-C, 6.375% 2034	3,000	3,337
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,141
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
Series 1997, FSA insured, 5.50% 2007	2,000	2,078
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
Series 1997, FSA insured, 5.00% 2009	1,000	1,054
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	5,593
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,604
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	14,090	14,596
		43,475

SOUTH DAKOTA — 0.33%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	2,569
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2007	2,045	2,098
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2009	4,010	4,151
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2010	4,175	4,330
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,043
		14,191

TENNESSEE — 2.03%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,282
City of Memphis, Electric System Rev. Bonds, Series 2003-A, 5.00% 2005	3,000	3,000
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006	5,000	5,081
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,611
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,555
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,436
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
(Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,029
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
(Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,752
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
Memorial Health Care), Series 2004-A, 5.00% 2008	3,000	3,089
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	21,400	22,101
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014	2,360	2,662
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016	2,690	3,031
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022	2,000	2,181
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032	6,000	6,488
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref.
Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,312
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref.
Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,153
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	2,970
		87,733

TEXAS — 12.84%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building
Bonds, Series 2005, 5.00% 2020	2,795	2,943
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp.
Project), Series 1998, FSA insured, 5.50% 2014	2,830	3,104
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp.
Project), Series 1998, FSA insured, 5.50% 2015	6,320	6,910
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,069
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref.
Bonds, Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref.
Bonds, Series 2001, FSA insured, 5.75% 2016 (preref. 2011)	6,765	7,462
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009	1,620	1,688
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010	1,705	1,761
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	9,400	9,471
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D, 5.40% 2029 (put 2014)	2,000	2,123
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,890
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015	2,860	3,027
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019	3,500	3,569
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
(Dow Chemical Company Project), Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,939
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use
Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	2,285	2,440
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	2,560
Conroe Independent School Dist. (Montgomery County), Unlimited Tax Ref. Bonds, Series 2005-A, 5.00% 2014	3,560	3,817
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and
Schoolhouse Bonds, Series 2001, 5.25% 2016	3,500	3,766
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds,
Capital Appreciation Bonds, Series 1993-A, 0% 2013	6,675	4,964
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	500	517
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement
Bonds, Series 1998, 5.00% 2012 (preref. 2008)	500	517
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,610
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,129
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer
System Rev. Ref. Bonds, Series 2002, 5.00% 2009	1,285	1,353
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2010	1,000	1,072
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2013	2,000	2,182
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,680
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,032
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref.
Bonds, Series 2005, 5.00% 2016	2,415	2,579
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse
and Ref. Bonds, Series 2005, 5.00% 2017	3,660	3,894
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014	2,050	2,235
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015	2,150	2,344
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016	1,125	1,221
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building
and Ref. Bonds, Series 2005-C, 5.00% 2016	1,570	1,681
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2013	2,170	2,326
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2015	2,420	2,599
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare
System), Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,771
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare
System), Series 2004-A, 5.25% 2015	3,120	3,319
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare
System), Series 2004-A, 5.25% 2016	3,000	3,183
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital
System Project), Series 1998, FSA insured, 5.25% 2008	1,890	1,966
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital
System Project), Series 1998, FSA insured, 5.50% 2011	5,000	5,420
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital
System Project), Series 1998, FSA insured, 5.50% 2014	4,790	5,265
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital
System Project), Series 1998, FSA insured, 5.50% 2015	10,325	11,328
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,630
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.25% 2008	2,500	2,578
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,095
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,737
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,956
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,189
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,353
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,247
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,097
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,097
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,213
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,124
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,918
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,051
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,666
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,564
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	485	521
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,740	1,846
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,029
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,022
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015	3,000	3,271
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022	3,000	3,096
City of Houston, Combined Utility System, First Lien Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2016	5,000	5,392
City of Houston, Combined Utility System, First Lien Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2035	13,000	13,385
City of Houston, Combined Utility System, First Lien Rev. Ref. Bonds, Series 2005-A, FSA insured, 5.25% 2015	11,885	13,022
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	443
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,138
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	20,492
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA
insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021	3,525	3,684
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2015	1,290	1,400
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2016	1,805	1,947
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School
Building Bonds, Series 2003-A, 5.00% 2016	2,575	2,726
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016	4,315	4,608
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref.
Bonds, Series 2001, 5.375% 2015	580	626
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref.
Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,545
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref.
Bonds, Series 2001, AMBAC insured, 5.00% 2017	1,000	1,060
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref.
Bonds, Series 2001, 5.50% 2015	2,000	2,161
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School
Building and Ref. Bonds, Series 2001, 5.50% 2016	2,635	2,843
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School
Building Bonds, Series 2005, 5.00% 2016	3,130	3,343
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,205
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,072
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,136
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,046
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,302
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016	2,560	2,758
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017	2,695	2,897
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018	2,835	3,048
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,741
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,572
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,618
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,388
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Ref.
Bonds, Series 2005, FSA insured, 5.00% 2018	7,285	7,720
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,064
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,511
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,301
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B, 5.00% 2011 (preref. 2006)	3,750	3,872
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,164
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,328
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010	1,895	2,034
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011	3,105	3,363
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016	1,000	1,087
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,029
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,694
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,072
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax
School Building Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,188
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax
School Building Bonds, Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,735
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,058
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,281
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,053
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	9,000	9,672
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,496
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,886
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	9,000	9,929
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,618
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,394
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,414
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,193
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	75
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	509
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	4,950	5,327
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016	8,385	9,023
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	13,205
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,599
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015	4,390	4,751
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,647
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,854
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building
Bonds, Series 2005, 5.50% 2030	7,510	8,568
Spring Branch Independent School Dist. (Harris County), Limited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,205	2,364
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref.
Bonds, Series 2001, 5.375% 2015	3,875	4,174
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref.
Bonds, Series 2001, 5.375% 2016	3,070	3,288
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School
Building and Ref. Bonds, Series 2005-A, 5.00% 2014	1,030	1,104
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School
Building and Ref. Bonds, Series 2005-A, 5.00% 2015	1,085	1,164
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School
Building and Ref. Bonds, Series 2005-A, 5.00% 2016	1,140	1,218
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	4,000	4,096
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.75% 2015	3,000	3,343
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System
Project), Series 2002-A, 5.00% 2011	1,775	1,869
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System
Project), Series 2002-A, 5.00% 2019	5,500	5,643
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System
Project), Series 2002-A, 5.25% 2022	3,000	3,117
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
Improvement Bonds, Series 2002, FSA insured, 5.00% 2010	1,000	1,055
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
Improvement Bonds, Series 2002, FSA insured, 5.00% 2013	3,000	3,215
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,567
Travis County Health Facs. Dev. Corporation, Retirement Fac. Rev. Bonds (Querencia at
Barton Creek Project), Series 2005-A, 5.50% 2025	1,000	976
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,410
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,332
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,912
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2012	1,895	2,016
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,600
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and
Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018	2,625	1,512
		556,351

UTAH — 0.58%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,449
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,710
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	2,994
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty
Program), Series 2001-A, 5.25% 2015 (preref. 2011)	3,000	3,256
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty
Program), Series 2001-A, 5.25% 2016 (preref. 2011)	4,225	4,585
		24,994

VIRGINIA — 0.75%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,856
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village,
Inc. Fac.), Series 1999-A, 7.50% 2029	15,500	16,812
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System
Hospitals Project), Series 1993-A, 5.00% 2011	1,300	1,381
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds
(Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009	1,000	1,100
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
Assessment Bonds, Series 1999-A, 6.85% 2019	1,231	1,269
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
Assessment Bonds, Series 1999-B, 7.00% 2029	911	955
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center
Project), Series 1998, 6.25% 2026	2,480	2,615
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, MBIA insured, 5.00% 2010	1,000	1,054
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,084	2,223
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,000	1,011
		32,276

WASHINGTON — 6.56%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 5.25% 2021	5,500	6,068
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 4.75% 2028	21,940	21,984
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC insured, 0% 2016	2,500	1,525
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,267
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2016	13,000	14,120
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,711
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,455
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,432
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,419
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,336
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	5,000	5,221
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,703
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,209
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	6,400	7,084
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,621
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013	1,700	1,875
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014	5,000	5,182
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007	19,900	20,700
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	6,200	6,531
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,526
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,549
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014	1,000	1,073
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,272
G.O. Bonds, Series 2003-A, 5.00% 2013	6,260	6,666
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,708
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,629
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	7,153
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,280
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,364
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	2,675	2,963
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	360
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,156
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,924
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,685	1,811
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2014	3,830	4,123
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,097
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,305
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,579
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,831
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,773
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,150
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,191
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,166
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,387
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,447
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	8,907
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	4,101
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,153
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,431
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008	3,030	3,195
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	2,916
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric
Project), Series 2003, XLCA insured, 5.00% 2012	5,000	5,333
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,450
		284,412

WISCONSIN — 1.46%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006	1,000	1,007
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,109
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	22,355	23,465
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,561
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,504
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1993, FGIC insured, 5.50% 2006	2,000	2,030
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,253
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated
Group), Series 2001, 5.625% 2014	1,000	1,067
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated
Group), Series 2001, 5.625% 2015	1,100	1,170
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,147
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,206
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,030
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,054
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	825	854
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co.
Project), Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,708
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	10,075
		63,240

Total bonds & notes (cost: $3,896,575,000)		4,020,034

Short-term securities — 6.44%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2001, 3.00% 2037[4]	2,400	2,400
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003, 3.00% 2037[4]	4,500	4,500
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.00% 2037[4]	1,000	1,000
McAllister Academic Village LLC, Rev. Bonds (Arizona State University McAllister Academic
Village Project), Series 2005-B, AMBAC insured, 3.03% 2045[4]	1,400	1,400
City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006	13,000	13,058
State of California, Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.04% 2022[4]	1,100	1,100
District of Columbia, Multi-Modal G.O. Bonds, Series 2000-B, FSA insured, 3.06% 2030[4]	14,100	14,100
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.06% 2031[4]	11,065	11,065
District of Columbia, Rev. Bonds (National Academy of Sciences Project),
Series 1999-B, AMBAC insured, TECP, 3.10% 1/19/2006	1,000	1,000
District of Columbia, Rev. Bonds (National Academy of Sciences Project),
Series 1999-C, AMBAC insured, TECP, 3.10% 1/25/2006	2,000	2,000
State of Florida, Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds, Series 2003, 3.06% 2033[4]	7,125	7,125
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Bonds,
Series 1986, AMBAC insured, 3.06% 2016[4]	6,955	6,955
Metropolitan Atlanta Rapid Transit Auth., Georgia, Sales Tax Rev. Commercial Paper Bond
Anticipation Notes (Third Indenture Series), Series 2004-B, TECP, 3.00% 1/11/2006	2,000	2,000
State of Idaho, Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006	13,000	13,061
Illinois Health Facs. Auth., Demand Rev. Bonds (University of Chicago Hospitals and Health
System), Series 1998, MBIA insured, 3.00% 2026[4]	1,600	1,600
City of Chicago, Illinois, Second Lien Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.06% 2039[4]	8,785	8,785
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
Series 2004-A, AMBAC insured, 3.02% 2034[4]	1,100	1,100
Maryland Health and Higher Educational Facs. Auth., Commercial Paper Rev. Notes (Johns
Hopkins University Issue), Series A, 3.05% 1/6/2006	2,700	2,700
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 2001-B, 3.06% 2021[4]	2,695	2,695
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Bentley College
Issue), Series K, 3.03% 2030[4,5]	5,110	5,110
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 3.03% 2030[4]	2,500	2,500
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 3.03% 2030[4]	2,100	2,100
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 3.00% 2023[4]	2,500	2,500
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.03% 2023[4]	3,850	3,850
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/2006	12,000	12,123
New Hampshire Health and Education Facs. Auth., Healthcare Rev. Bonds, Exeter Hospital
Obligated Group Issue, Series 2001-B, 3.06% 2023[4]	3,055	3,055
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006	30,000	30,126
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006[5]	20,000	20,106
New York State Housing Fin. Agcy., 10 Barclay Street Housing Rev. Bonds, 2004 Series A, FNMA insured, 3.03% 2037[4]	4,810	4,810
Metropolitan Transportation Auth., New York, Transportation Rev. Ref. Bonds,
Series 2002-D2, FSA insured, 3.05% 2032[4]	1,650	1,650
New York City Transitional Fin. Auth., State of New York, Future Tax Secured Bonds,
Series 1999-B, Subseries B-3, 3.06% 2028[4]	5,000	5,000
Tulsa County, Oklahoma, Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren
Woods Project), Series 2002-A, 3.00% 2032[4]	1,000	1,000
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev.
Bonds (Portsmouth Abbey School Issue), Series 2001, 3.03% 2031[4]	3,210	3,210
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
(Care New England Issue), Series 2002-A, 3.03% 2032[4]	5,800	5,800
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
(Tennessee Municipal Bond Fund), Series 2003, 3.03% 2033[4]	9,485	9,485
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
(Tennessee Municipal Bond Fund), Series 2004, 3.03% 2034[4]	5,300	5,300
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
(Tennessee Municipal Bond Fund), Series 2005, 3.03% 2035[4]	5,000	5,000
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2002, 3.03% 2032[4]	2,045	2,045
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2004, 3.03% 2034[4]	1,100	1,100
Board of Regents of the University of Texas System, Rev. Fncg. System Commercial Paper
Notes, Series 2002-A, TECP, 3.05% 1/17/2006	3,000	3,000
Harris County, Texas, G.O. Unlimited Tax Commercial Paper Notes, Series C, TECP, 2.84% 1/12/2006	2,000	1,999
Texas Public Fin. Auth., Tax-Exempt Commercial Paper Rev. Notes, Series 2003, TECP, 3.05% 1/18/2006	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2005, 4.50% 8/31/2006	24,900	25,120
Upper Trinity Regional Water Dist. (Denton County), Texas, Regional Treated Water
Supply System Rev. Commercial Paper Notes, Series 2005-A, TECP, 3.05% 1/18/2006	6,000	5,999
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, Series B, TECP, 2.70% 12/15/2005	1,000	1,000
County of Salt Lake, Utah, Pollution Control Rev. Ref. Bonds (Service Station Holding Inc.), Series 1994, 3.00% 2/1/2008[4]	4,100	4,100
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion
Health System Obligated Group), Series 2002-D, 3.02% 2027[4]	3,300	3,300
Port of Seattle, Washington, Commercial Paper Rev. Notes, Series A-1, TECP, 2.72% 12/1/2005	5,000	5,000
Port of Seattle, Washington, Commercial Paper Rev. Notes, Series A-1, TECP, 2.76% 12/9/2005	2,800	2,800

Total short-term securities (cost: $279,131,000)		278,832

Total investment securities (cost: $4,175,706,000)		4,298,866
Other assets less liabilities		33,430

Net assets		$4,332,296

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,699,000, which represented 0.11% of the net assets of the fund.
2 Company not making scheduled interest payments; bankruptcy proceedings pending.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 152,837
Gross unrealized depreciation on investment securities	(25,374)
Net unrealized appreciation on investment securities	127,463
Cost of investment securities for federal income tax purposes	4,171,403

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-919-0106P-S4516

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date: January 27, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: January 27, 2006